Other Comprehensive Loss (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Loss, Beginning of the period	$ (256.6)	$ (456.9)	$ (456.9)	$ (221.9)	$ (66.5)
Other comprehensive loss, net of tax	(9.8)	231.8	200.3	(235.0)	(155.4)
Accumulated other comprehensive loss, End of the period	(210.3)		(256.6)	(456.9)	(221.9)
Foreign Currency Translation Gain (Losses)
Accumulated Other Comprehensive Loss, Beginning of the period	(227.2)	(437.3)	(437.3)	(206.6)	(63.0)
Other comprehensive loss, net of tax	(20.6)	228.1	210.1	(230.7)	(143.6)
Accumulated other comprehensive loss, End of the period			(227.2)	(437.3)	(206.6)
Defined Benefit Pension and Retiree Health Benefit Plans
Accumulated Other Comprehensive Loss, Beginning of the period	(29.4)	(19.6)	(19.6)	(15.3)	(3.5)
Other comprehensive loss, net of tax	$ 10.8	$ 3.7	(9.8)	(4.3)	(11.8)
Accumulated other comprehensive loss, End of the period			$ (29.4)	$ (19.6)	$ (15.3)